Long-term incentive plan (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Ranges Of Exercise Prices For Outstanding Share Options [Member]
IfrsStatementLineItems [Line Items]
Date of grant of share-based payment arrangement	2024−2026 Plan 2025 Grant(s)
Shares granted	R$ 1,383,956
Maturity date	May/28
Grant Price	R$ 17.22
Balance at the beginning of the year
Granted during the year	1,383,956
Transferred during the year, volume vested
Transferred during the year, performance change
Transferred during the year, Additional dividends
Subtotal of shares transferred
Paid in cash, volume vested
Paid in cash, performance change
Paid in cash, Additional dividends
Subtotal of shares paid in cash
Canceled during the year	(261,997)
Balance at the end of the year	1,121,959
Ranges Of Exercise Prices For Outstanding Share Options 1 [Member]
IfrsStatementLineItems [Line Items]
Date of grant of share-based payment arrangement	2024−2026 Plan 2024 Grant(s)	2024−2026 Plan 2024 Grant(s)
Shares granted	R$ 1,226,859	R$ 1,226,859
Maturity date	July/27	July/27
Grant Price	R$ 18.34	R$ 18.34
Balance at the beginning of the year	1,142,341
Granted during the year		1,226,859
Transferred during the year, volume vested	(88,693)
Transferred during the year, performance change	(44,360)
Transferred during the year, Additional dividends	(11,012)
Subtotal of shares transferred	(144,065)
Paid in cash, volume vested
Paid in cash, performance change
Paid in cash, Additional dividends
Subtotal of shares paid in cash
Canceled during the year	(169,302)	(84,518)
Balance at the end of the year	884,346	1,142,341
Ranges Of Exercise Prices For Outstanding Share Options 2 [Member]
IfrsStatementLineItems [Line Items]
Date of grant of share-based payment arrangement	2021-2023 Plan 2023 Grant(s)	2021-2023 Plan 2023 Grant(s)
Shares granted	R$ 1,560,993	R$ 1,560,993
Maturity date	July/26	July /26
Grant Price	R$ 12.60	R$ 12.60
Balance at the beginning of the year	1,097,732	1,535,604
Granted during the year
Transferred during the year, volume vested	(303,469)	(306,450)
Transferred during the year, performance change	(265,491)	(273,140)
Transferred during the year, Additional dividends	(77,121)	(31,351)
Subtotal of shares transferred	(646,081)	(610,941)
Paid in cash, volume vested
Paid in cash, performance change
Paid in cash, Additional dividends
Subtotal of shares paid in cash
Canceled during the year	(107,175)	(131,422)
Balance at the end of the year	687,088	1,097,732
Ranges Of Exercise Prices For Outstanding Share Options 3 [Member]
IfrsStatementLineItems [Line Items]
Date of grant of share-based payment arrangement	2021-2023 Plan 2022 Grant(s)	2021-2023 Plan 2022 Grant(s)
Shares granted	R$ 1,227,712	R$ 1,227,712
Maturity date	Apr/25	Apr/25
Grant Price	R$ 13.23	R$ 13.23
Balance at the beginning of the year	426,595	771,302
Granted during the year
Transferred during the year, volume vested	(403,661)	(289,529)
Transferred during the year, performance change	(253,959)	(389,848)
Transferred during the year, Additional dividends	(111,224)	(58,176)
Subtotal of shares transferred	(768,845)	(737,553)
Paid in cash, volume vested	(11,646)	(7,055)
Paid in cash, performance change	(6,186)	(10,463)
Paid in cash, Additional dividends	(3,016)	(1,500)
Subtotal of shares paid in cash	(20,848)	(19,018)
Canceled during the year	(11,289)	(48,123)
Balance at the end of the year		426,595
Performance Shares And Restricted Shares [Member]
IfrsStatementLineItems [Line Items]
Shares granted		R$ 7,447,174
Grant Price	R$ 16.41	R$ 15.16
Balance at the beginning of the year	2,666,668	3,128,848
Granted during the year	1,383,956	1,226,859
Transferred during the year, volume vested	(795,823)	(1,378,058)
Transferred during the year, performance change	(563,810)	(1,007,756)
Transferred during the year, Additional dividends	(199,357)	(212,628)
Subtotal of shares transferred	(1,558,991)	(2,598,442)
Paid in cash, volume vested	(11,646)	(38,232)
Paid in cash, performance change	(6,186)	(25,775)
Paid in cash, Additional dividends	(3,016)	(6,580)
Subtotal of shares paid in cash	(20,848)	(70,587)
Canceled during the year	(549,763)	(272,749)
Balance at the end of the year	2,693,393	2,666,668
Ranges Of Exercise Prices For Outstanding Share Options 4 [Member]
IfrsStatementLineItems [Line Items]
Date of grant of share-based payment arrangement		2021-2023 Plan 2021 Grant(s)
Shares granted		R$ 3,431,610
Maturity date		May/24
Grant Price		R$ 12.95
Balance at the beginning of the year		821,942
Granted during the year
Transferred during the year, volume vested		(782,079)
Transferred during the year, performance change		(344,768)
Transferred during the year, Additional dividends		(123,101)
Subtotal of shares transferred		(1,249,948)
Paid in cash, volume vested		(31,177)
Paid in cash, performance change		(15,312)
Paid in cash, Additional dividends		(5,080)
Subtotal of shares paid in cash		(51,569)
Canceled during the year		(8,686)
Balance at the end of the year